Subsequent Events	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Subsequent Events

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated through January 13, 2026, the date the consolidated financial statements were available to be issued and have determined that there have been no events that have occurred that would require adjustments or disclosures in the consolidated financial statements except for the below items:

Merger Agreement Amendment

On January 13, 2026, the Company, Boost Run LLC and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of the Company will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Boost Run LLC, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, Chairman and Chief Executive Officer of the SPAC, pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.

Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the accompanying financial statements were issued. Based upon this review, other than as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statement.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the accompanying condensed balance sheet date through the date that the accompanying condensed financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

On October 17, 2025, the Company and BTIG entered into an amendment to the Underwriting Agreement (the “Amendment”), pursuant to which the Deferred Fee of 3.5% of the IPO Proceeds payable to the Underwriters under the Underwriting Agreement upon the occurrence of the Specified Event (as defined in the Underwriting Agreement) shall be comprised of the following components: (i) a gross spread of 2.25% of the IPO Proceeds, payable to the Underwriters in cash, (ii) a gross spread of up to 0.75% of the IPO Proceeds, payable to the Underwriters in cash, such amount to be based on the funds available in the Trust Account after redemptions of Public Shares, solely in the event that the Company completes an initial Business Combination and (iii) a gross spread of 0.5% of the IPO Proceeds (the “Allocable Amount”), payable to BTIG in cash, provided that the Sponsor or the Company shall have the right to allocate (in their sole discretion) any portion of the Allocable Amount to pay for expenses incurred by the Company in consummating an initial Business Combination.

In addition, the Amendment provides that each Underwriter may, prior to the Specified Event and at its sole discretion, forfeit all or any part of its right or claim to the Deferred Fee by giving written notice to the Company.

The foregoing description of the Amendment is not complete and is qualified in its entirety by reference to the full text of the Amendment, a copy of which is filed as Exhibit 10.8 of the Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2025, to which the accompanying unaudited condensed financial statements and these notes form a part, which is incorporated herein by reference.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 15. Subsequent Events

The Company has evaluated subsequent events through February 13, 2026 the date these interim condensed consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the below items:

Fluidstack Agreement

On November 6, 2025, the Company entered into an agreement with Fluidstack Infrastructure 1 Ltd. (“Fluidstack”) to provide GPU clusters and related managed services. The agreement covers 1152 B300 GPUs for a two-year term beginning upon delivery and acceptance, expected February 2026. The committed fees are approximately $63,577, including a $12,715 prepayment and remaining monthly fees of $2,649 million, except for a reduced payment of $530 in the 20th month.

Subordinated Loan Agreement

On November 25, 2025, the Company entered into a subordinated loan agreement with it’s CEO, Andrew Karos, under which the Company borrowed $1,430. The loan bears interest at 4.33% per annum and is subordinated to the Company’s obligations under its standby letter of credit. The loan matures on the earlier of August 11, 2028, or 91 days after repayment of all senior obligations.

Merger Agreement Amendment

On January 13, 2026, the Company, Pubco, and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of Pubco will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Pubco, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Note 13. Subsequent Events

The Company has evaluated subsequent events through October 31, 2025, the date these consolidated financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the below items:

Insurance Coverage

On May 20, 2025, the Company entered into an insurance agreement to provide coverage for electronic data processing hardware. The policy, effective from May 30, 2025 through May 30, 2026, includes a catastrophe limit of $25,000 across certain locations, with additional coverage for emergency removal, pollutant cleanup, and fire protection systems. The total premium for the policy is $55, payable in full, with a minimum earned premium of 25%.

Amended and Restated LLC Agreement

In August 2025, the Company entered into an Amended and Restated Limited Liability Company Agreement, replacing the original agreement dated March 22, 2024. The amended agreement formalizes a multi-class equity structure, including Class A, Class B, and Class C units, each with distinct economic and governance rights. Class A units retain voting rights and priority in distributions, Class B units are structured as profits interests subject to vesting and participation thresholds, and Class C units were issued to a lender in connection with a financing arrangement and are not profits interests and are not subject to vesting but do have participation thresholds. In addition, the Company authorized 8,500 Class A units, 3,643 Class B units and 128 Class C units for issuance. The agreement also provides for the issuance of up to 179 additional Class C units under certain conditions. In September 2025, pursuant to the Amended and Restated LLC Agreement, the board of directors granted 505.952 Class B units.

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial draw of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, with interest-only payments for the first 12 months, followed by monthly amortization of 1.25% of the principal. The loan matures on August 11, 2028, and is secured by substantially all of the Company’s assets. The agreement includes customary financial covenants. As of the date of this filing, management is not aware of any noncompliance with covenants under the bridge loan.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued a warrant (the “August 2025 Warrant”), entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC.

Class C Units

The Class C units issued in connection with the 2025 August Warrant Cancellation Agreement entitle the holder to certain economic rights in Boost Run Holdings, LLC. These units are non-voting and are subject to a participation threshold of $6,394 per unit. Distributions to Class C unit holders are subordinate to the return of capital to Class A Members and are only made after the Class A Members have received distributions equal to their return of capital and certain Class C Participation Thresholds have been met. Additional Class C units may be issued to the holder upon the funding of subsequent draw loans under the August 2025 Bridge Loan Agreement, with up to 179 Class C units issuable in total if the full $20,000 of subsequent loans are advanced. The Class C units are also subject to customary transfer restrictions, lack voting rights except in limited circumstances, and are governed by the terms of the Holdings LLC Agreement.

Merger Agreement

On September 15, 2025, Willow Lane Acquisition Corp. (the “SPAC”) entered into a Business Combination Agreement (the “Merger Agreement”) by and among the SPAC, Boost Run Inc., (“Pubco”), Benchmark Merger Sub I Inc., a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), Benchmark Merger Sub II LLC, a wholly-owned subsidiary of Pubco (“Company Merger Sub”), and the Company.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of Pubco, and, immediately thereafter, Company Merger Sub will merge with and into the Company (the “Company Merger”), with the Company surviving as a wholly-owned subsidiary of Pubco. By virtue of the consummation of the mergers, Pubco will become a publicly traded company, with the SPAC and the Company as its wholly-owned subsidiaries. Prior to the closing of the mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, Boost Run Inc’s equity holders will receive total consideration consisting of (i) an $8,500 installment note, (ii) $441,500 in Pubco Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Pubco Class A Common Shares contingent upon Pubco’s stock performance over a three-year earnout period. Earnout shares will be issued in three equal tranches if Pubco’s volume-weighted average price meets or exceeds $12.5, $15.0, and $17.5, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the merger agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

Upon closing, Pubco will assume all outstanding SPAC securities, which will convert into equivalent Pubco securities.